TAX - Schedule of Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax on profit for the year
Current tax for the year	$ 1.4	$ 1.0	$ 0.6
Adjustments related to previous years	(0.3)	(1.1)	0.0
Adjustment of deferred tax	6.7	(3.2)	2.2
Income tax charge for the year	7.8	(3.3)	2.8
Tonnage tax charge for the year	1.4	1.3	1.2
Total	$ 9.2	$ (2.0)	$ 4.0